Note 12 - Leases - Operating Leases (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Right-of-use assets	[1]	$ 11,706	$ 0	[2]
Current		4,625	0	[2]
Non-current		7,378	0	[2]
Total		12,003	0	[2]
Depreciation charge of right-of-use assets		4,491
Interest expense (included in Finance expense)		457
Property, plant and equipment subject to operating leases [member] | Office properties [member]
Statement Line Items [Line Items]
Right-of-use assets	[1]	6,178	0	[2]
Depreciation charge of right-of-use assets		1,752
Property, plant and equipment subject to operating leases [member] | Equipment [member]
Statement Line Items [Line Items]
Right-of-use assets	[1]	5,528	0	[2]
Depreciation charge of right-of-use assets		$ 2,739

[1]	Additions to the right-of-use assets during the 2019 financial year were US$1.2 million.
[2]	In the previous year, the Group only recognized lease assets and lease liabilities in relation to leases that were classified as "finance leases" under IAS 17. The assets were presented in property, plant and equipment and the liabilities as part of the Group's borrowings. For adjustments recognised on adoption of IFRS 16 on 1 January 2019, please refer to Note 3